Intangible Assets, Net - Schedule of Amortization Expenses (Details)	Jun. 30, 2025 USD ($)
Aggregate Amortization expenses:
For year ended 6/30/2025	$ (277,333)
Estimated Amortization Expenses:
For year ended 6/30//2026	416,000
For year ended 6/30/2027	416,000
For year ended 6/30/2028	416,000
For year ended 6/30/2029	416,000
For year ended 6/30/2030	$ 138,667